Label	Element	Value
GENERAL MUNICIPAL MONEY MARKET FUNDS, INC. | General Municipal Money Market Funds, Inc.
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	October 4, 2023 BNY MELLON FAMILY OF FUNDS (Money Market Funds, other than Treasury Only and Government Only Funds) Supplement to Current Summary Prospectus and Prospectus
Risk/Return [Heading]	rr_RiskReturnHeading	General Municipal Money Market Funds, Inc.
Risk [Heading]	rr_RiskHeading	The following information supersedes and replaces any contrary information in the sections "Principal Risks" in the fund's summary prospectus and "Fund Summary – Principal Risks," "Fund Details – Investment Risks" and "Shareholder Guide – Buying and Selling Shares – Potential Restrictions on Fund Redemptions—Fees and Gates" in the fund's prospectus:
GENERAL MUNICIPAL MONEY MARKET FUNDS, INC. | General Municipal Money Market Funds, Inc. | Risk Money Market Fund May Impose Fees or Suspend Sales [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	The fund may no longer impose a fee upon the sale of fund shares (a "liquidity fee") or temporarily suspend the ability to sell fund shares (a redemption "gate") if the fund's liquidity falls below required minimums because of market conditions or other factors.
GENERAL MUNICIPAL MONEY MARKET FUNDS, INC. | General Municipal Money Market Funds, Inc. | Liquidity fee and/or redemption gate risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	References to "Liquidity fee and/or redemption gate risk" as a principal risk in the sections "Principal Risks" in the fund's summary prospectus and "Fund Summary – Principal Risks" and "Fund Details – Investment Risks" in the fund's prospectus are removed.